Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000224810
Shareholder Report [Line Items]
Fund Name	Global Impact Equity Fund
Class Name	Investor Class
Trading Symbol	TGPEX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Impact Equity Fund - Investor Class	$46	0.94%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.94%
AssetsNet	$ 23,742,000
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	55.50%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$23,742
Number of Portfolio Holdings	63

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	25.4%
Information Technology	22.9
Health Care	19.7
Financials	17.7
Consumer Discretionary	4.2
Utilities	4.0
Materials	2.5
Communication Services	0.9
Other	2.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	2.5%
Danaher	2.5
Synopsys	2.5
Linde	2.5
Popular	2.3
GoDaddy	2.3
Hubbell	2.3
MercadoLibre	2.2
Kotak Mahindra Bank	2.2
Waste Connections	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000224811
Shareholder Report [Line Items]
Fund Name	Global Impact Equity Fund
Class Name	I Class
Trading Symbol	TGBLX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Impact Equity Fund - I Class	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
AssetsNet	$ 23,742,000
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	55.50%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$23,742
Number of Portfolio Holdings	63

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	25.4%
Information Technology	22.9
Health Care	19.7
Financials	17.7
Consumer Discretionary	4.2
Utilities	4.0
Materials	2.5
Communication Services	0.9
Other	2.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	2.5%
Danaher	2.5
Synopsys	2.5
Linde	2.5
Popular	2.3
GoDaddy	2.3
Hubbell	2.3
MercadoLibre	2.2
Kotak Mahindra Bank	2.2
Waste Connections	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless